Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ 30,459		$ 34,794	$ (7,016)
Remeasurement of defined benefit obligations	(2,999)		(10,398)	4,183
Total	$ 27,460	$ 990	$ 24,396	$ (2,833)